Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Recorded Unconditional Purchase Obligation [Line Items]
2014	$ 1,402
2015	1,161
2016	5
2017	1
2018
Total minimum future purchase obligations	$ 2,569